Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
April 30, 2022
T02-NPRT3-0622
1.9584804.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
BEVERAGES – 23.1%
Brewers – 0.7%
Molson Coors Beverage Co. Class B		96,336	$5,215,631
The Boston Beer Co., Inc. Class A (a)		5,834	2,187,750
			7,403,381
Distillers & Vintners – 2.8%
Brown-Forman Corp. Class B		141,924	9,571,354
Constellation Brands, Inc. Class A		74,676	18,377,017
MGP Ingredients, Inc.		17,775	1,623,391
The Duckhorn Portfolio, Inc. (a)		48,080	933,714
			30,505,476
Soft Drinks – 19.6%
Celsius Holdings, Inc. (a)		27,731	1,442,012
Coca-Cola Bottling Co. Consolidated		3,969	1,752,314
Keurig Dr Pepper, Inc.		318,361	11,906,701
Monster Beverage Corp. (a)		178,774	15,317,356
National Beverage Corp.		29,736	1,310,763
PepsiCo, Inc.		506,398	86,953,601
The Coca-Cola Co.		1,520,092	98,213,144
			216,895,891
TOTAL BEVERAGES	254,804,748
FOOD & STAPLES RETAILING – 23.3%
Drug Retail – 1.3%
Rite Aid Corp. (a)		93,384	594,856
Walgreens Boots Alliance, Inc.		329,038	13,951,211
			14,546,067
Food Distributors – 3.2%
Performance Food Group Co. (a)		84,137	4,143,747
SpartanNash Co.		53,090	1,819,925
Sysco Corp.		224,185	19,163,334
The Andersons, Inc.		38,162	1,916,877
The Chefs' Warehouse, Inc. (a)		41,283	1,510,958
United Natural Foods, Inc. (a)		54,915	2,357,501
US Foods Holding Corp. (a)		111,743	4,203,772
			35,116,114
Food Retail – 2.7%
Casey's General Stores, Inc.		19,938	4,013,519
Grocery Outlet Holding Corp. (a)		66,040	2,223,567
Ingles Markets, Inc. Class A		20,371	1,896,948
Sprouts Farmers Market, Inc. (a)		79,824	2,378,755
The Kroger Co.		333,963	18,020,643
Weis Markets, Inc.		20,612	1,646,487
			30,179,919
Hypermarkets & Super Centers – 16.1%
BJ's Wholesale Club Holdings, Inc. (a)		73,563	4,733,779
Costco Wholesale Corp.		161,455	85,848,853
PriceSmart, Inc.		21,768	1,729,468

		Shares	Value

Walmart, Inc.		558,360	$ 85,423,496
			177,735,596
TOTAL FOOD & STAPLES RETAILING	257,577,696
FOOD PRODUCTS – 20.6%
Agricultural Products – 3.7%
AppHarvest, Inc. (a)		92,532	380,306
Archer-Daniels-Midland Co.		251,328	22,508,936
Bunge Ltd.		69,608	7,874,057
Darling Ingredients, Inc. (a)		83,036	6,094,012
Fresh Del Monte Produce, Inc.		43,339	1,128,981
Ingredion, Inc.		37,057	3,153,921
			41,140,213
Packaged Foods & Meats – 16.9%
B&G Foods, Inc.		53,552	1,442,155
Beyond Meat, Inc. (a)		37,489	1,382,594
Calavo Growers, Inc.		26,798	971,160
Cal-Maine Foods, Inc.		36,123	1,940,889
Campbell Soup Co.		100,791	4,759,351
Conagra Brands, Inc.		224,117	7,828,407
Flowers Foods, Inc.		114,315	3,031,634
Freshpet, Inc. (a)		26,598	2,482,923
General Mills, Inc.		267,606	18,927,772
Hormel Foods Corp.		142,252	7,452,582
Hostess Brands, Inc. (a)		101,807	2,310,001
J&J Snack Foods Corp.		11,659	1,745,352
John B Sanfilippo & Son, Inc.		13,890	1,078,420
Kellogg Co.		119,799	8,206,231
Lamb Weston Holdings, Inc.		73,233	4,840,701
Lancaster Colony Corp.		13,169	2,043,565
McCormick & Co., Inc. (non-vtg.)		112,732	11,337,457
Mission Produce, Inc. (a)		23,665	301,019
Mondelez International, Inc. Class A		611,808	39,449,380
Pilgrim's Pride Corp. (a)		49,537	1,404,374
Post Holdings, Inc. (a)		32,407	2,410,757
Sanderson Farms, Inc.		12,905	2,443,820
Seaboard Corp.		350	1,478,747
Tattooed Chef, Inc. (a)		68,703	548,937
The Hain Celestial Group, Inc. (a)		68,129	2,285,047
The Hershey Co.		66,875	15,098,369
The JM Smucker Co.		52,414	7,177,049
The Kraft Heinz Co.		304,151	12,965,957
The Simply Good Foods Co. (a)		62,801	2,615,662
Tootsie Roll Industries, Inc.		27,029	946,826
TreeHouse Foods, Inc. (a)		43,996	1,385,874
Tyson Foods, Inc. Class A		132,634	12,356,183
Utz Brands, Inc.		78,702	1,111,272
Vital Farms, Inc. (a)		26,843	308,695
			186,069,162
TOTAL FOOD PRODUCTS	227,209,375

Quarterly Report	2

Common Stocks – continued
		Shares	Value
HOUSEHOLD PRODUCTS – 20.6%
Household Products – 20.6%
Central Garden and Pet Co. (a)		16,086	$ 704,406
Central Garden and Pet Co. Class A (a)		35,781	1,480,618
Church & Dwight Co., Inc.		115,675	11,285,253
Colgate-Palmolive Co.		352,407	27,152,959
Energizer Holdings, Inc.		48,691	1,474,850
Kimberly-Clark Corp.		150,650	20,914,740
Reynolds Consumer Products, Inc.		54,317	1,607,240
Spectrum Brands Holdings, Inc.		29,098	2,475,367
The Clorox Co.		57,976	8,317,817
The Procter & Gamble Co.		936,926	150,423,469
WD-40 Co.		9,736	1,791,229
TOTAL HOUSEHOLD PRODUCTS	227,627,948
PERSONAL PRODUCTS – 3.9%
Personal Products – 3.9%
BellRing Brands, Inc.		91,186	1,954,116
Coty, Inc. Class A (a)		223,458	1,812,244
Edgewell Personal Care Co.		43,539	1,660,577
elf Beauty, Inc. (a)		49,277	1,198,909
Herbalife Nutrition Ltd. (a)		63,040	1,675,603
Inter Parfums, Inc.		17,619	1,440,001
Medifast, Inc.		8,846	1,577,773
Nu Skin Enterprises, Inc. Class A		35,617	1,518,709
The Beauty Health Co. (a)		97,097	1,271,971
The Estee Lauder Cos., Inc. Class A		99,661	26,316,484
The Honest Co., Inc. (a)		45,566	180,441
USANA Health Sciences, Inc. (a)		13,905	1,065,957
Veru, Inc. (a)		106,923	1,253,138
TOTAL PERSONAL PRODUCTS	42,925,923

		Shares	Value
TOBACCO – 8.2%
Tobacco – 8.2%
Altria Group, Inc.		789,778	$ 43,887,963
Philip Morris International, Inc.		432,122	43,212,200
Turning Point Brands, Inc.		23,585	740,333
Universal Corp.		25,687	1,485,993
Vector Group Ltd.		124,534	1,584,073
TOTAL TOBACCO	90,910,562
TOTAL COMMON STOCKS (Cost $942,960,614)			1,101,056,252
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $1,650,000)		1,650,000	1,650,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $944,610,614)	1,102,706,252
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,601,418
NET ASSETS – 100.0%	$ 1,104,307,670

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $154,200 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2022	$ 93,065	$ (252)	$ (252)
CME E-mini S&P Consumer Staples Select Sector Index Contracts (United States)	39	June 2022	3,040,440	18,328	18,328
Total Equity Index Contracts					$18,076
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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5	Quarterly Report